Redeemable Convertible Preferred Stock (Tables)	6 Months Ended
Jul. 31, 2017
Temporary Equity Disclosure [Abstract]
Schedule of Authorized, Issued and Outstanding Redeemable Convertible Preferred Stock
The authorized, issued, and outstanding shares of redeemable convertible preferred stock as of January 31, 2016 and 2017 are as follows (in thousands, except shares):

	Shares Authorized, Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A	12,936,594	$5,000	$4,909
Series B	12,314,006	6,000	5,945
Series C	8,951,868	24,000	23,899
Series D	8,965,178	40,000	39,902
Series E	8,756,093	65,000	64,891
Series F	10,989,008	160,000	155,039
Series F-1	11,994,668	370,875	363,102
	74,907,415	$670,875	$657,687